Warrants (Details)	12 Months Ended
	Oct. 31, 2023 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares
Class of Warrant Outstanding [Abstract]
Number of warrants outstanding, beginning balance	91,694,784	111,242,184
Number of warrants expired	(39,619,252)
Number of warrants cancelled or expired		(17,248,015)
Number of warrants cancelled	(809,010)
Number of warrants exercised		(7,956,345)
Number of warrants outstanding, Ending balance	51,266,522	91,694,784	111,242,184
Class of Warrant Outstanding, Value [Abstract]
Warrants cancelled or expired, value | $		$ (274,000)
Warrants expired, value | $	$ (2,437,000)
Warrants cancelled, value | $	(320,000)
Warrants exercised, value | $		(6,000)
Derivative financial liabilities on warrant exercise | $		(1,913,000)
Warrants outstanding amount, ending balance | $	$ 12,740,000	15,497,000	$ 10,724,000
Put option liability amount | $		$ 220,000	$ 1,693,000
Weighted average exercise price, Revaluation of put option liability | $ / shares	$ 5.61	$ 2.58	$ 2.60
Weighted average exercise price, expired | $ / shares	0.43
Weighted average exercise price, cancelled | $ / shares	$ 0.43
Weighted average number of years to expiry	9 months	2 years 4 months 20 days	2 years 3 days
Number of warrants exercisable	46,309,562	86,037,824
Number of warrants converted	15
Number of securities into which the warrant or right may be converted	1
Expected term
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $	2
Warrants expiring on September 3, 2021
Class of Warrant Outstanding [Abstract]
Number of issued warrants - Bought Deal	300,000
Class of Warrant Outstanding, Value [Abstract]
Weighted average exercise price, Revaluation of put option liability | $ / shares	$ 0.38
Number of warrants converted	15
Number of securities into which the warrant or right may be converted	1
Fair value of warrants | $	$ 64,000
Warrants expiring on September 3, 2021 | Share price | Pre-consolidation
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $	0.37
Warrants expiring on September 3, 2021 | Exercise price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares	0.38
Warrants expiring on September 3, 2021 | Volatility
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input	111
Warrants expiring on September 3, 2021 | Risk free interest rate
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input	1.6
Warrants expiring on November 12, 2021 One
Class of Warrant Outstanding [Abstract]
Number of issued warrants - Bought Deal	3,500,000
Class of Warrant Outstanding, Value [Abstract]
Issued warrants - Bought Deal, value | $	$ 204,000
Weighted average exercise price, Revaluation of put option liability | $ / shares	$ 0.30
Number of warrants converted	15
Number of securities into which the warrant or right may be converted	1
Warrants expiring on November 12, 2021 One | Share price | Pre-consolidation
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares	0.22
Warrants expiring on November 12, 2021 One | Exercise price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares	0.30
Warrants expiring on November 12, 2021 One | Expected term
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $	2
Warrants expiring on November 12, 2021 One | Volatility
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input	70
Warrants expiring on November 12, 2021 One | Risk free interest rate
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input	1.6
Warrants expiring on June 21, 2023
Class of Warrant Outstanding [Abstract]
Number of warrants issued - Promissory note		700,000
Class of Warrant Outstanding, Value [Abstract]
Issued warrants - Promissory note, value | $		$ 321,000
Weighted average exercise price, Revaluation of put option liability | $ / shares		$ 4.98
Weighted average number of years to expiry		3 months 29 days
Warrants expiring on July 22, 2027
Class of Warrant Outstanding [Abstract]
Number of issued warrants - Bought Deal		4,956,960
Class of Warrant Outstanding, Value [Abstract]
Issued warrants - Bought Deal, value | $		$ 4,732,000
Weighted average exercise price, Revaluation of put option liability | $ / shares		$ 2.73
Weighted average number of years to expiry		18 days